Financial Risks - Disclosure of Sensitivity Analysis of Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity prices, 10% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	€ 146	€ 307
Estimated approximate effects on shareholders' equity	394	450
Equity prices, 10% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(208)	(374)
Estimated approximate effects on shareholders' equity	(199)	(525)
Equity prices, 25% higher [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	291	721
Estimated approximate effects on shareholders' equity	725	1,083
Equity prices, 25% lower [member]
Disclosure of sensitivity analysis of shareholders' equity to equity markets [line items]
Estimated approximate effects on net income	(541)	(456)
Estimated approximate effects on shareholders' equity	€ (715)	€ (837)